Current expected credit losses - Allowance for Credit Losses and Credit Loss Expense (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2021	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			$ 153	$ 9
Credit loss expense			34	144	$ 0
Write-off			(186)
Ending balance	$ 1		1	153	9
Management contract expenses
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Credit loss expense			36	142
Other financial items
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Credit loss expense			(2)	2
Other current assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			3	0
Credit loss expense			0	3
Write-off			(3)
Ending balance	0		0	3	0
Related party ST
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			148	9
Credit loss expense			36	139
Write-off			(183)
Ending balance	1		1	148	9
Related party LT
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			2	0
Credit loss expense			(2)	2
Write-off			0
Ending balance	0		$ 0	$ 2	$ 0
Trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Write-off	(129)	$ (54)
Reimbursement Receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Write-off	$ (3)